Taxes	12 Months Ended
Dec. 31, 2021
Taxes

13.	Taxes.............

13.1	Deferred income tax and social contribution

				Recognized					Recognized
	Balance as of	Recognized	Reclassi-	comprehensive	Balance as of	Recognized		Reclassi-	comprehensive	Balance as of
	January 1, 2020	in income	fication (b)	income	December 31, 2020	in income	Others (a)	fication (b)	income	December 31, 2021
Noncurrent assets
Provisions for legal claims	516,752	(4,391)	(12,986)	-	499,375	7,291	-	(2,205)	-	504,461
Post-employment benefits	405,414	7,845	1,583	92,190	507,032	(766)	-	16,875	(93,881)	429,260
Impairment of assets	385,467	(45,146)	(29,715)	-	310,606	(6,456)	-	(1,753)	-	302,397
Research and development and energy efficiency programs	165,331	(12,833)	-	-	152,498	(13,649)	-	-	-	138,849
Tax losses and negative tax basis	98,242	146,469	(29,322)	-	215,389	54,416	(148,005)	1,210	-	123,010
Provisons for performance and profit sharing	52,115	108,344	-	-	160,459	(45,866)	-	-	-	114,593
Expected credit losses	131,821	(6,889)	(1,750)	-	123,182	(21,476)	-	(2,994)	-	98,712
Social security contributions - injunction on judicial deposit	71,200	2,745	(2,953)	-	70,992	3,673	-	78	-	74,743
Amortization - concession	58,344	(11,135)	-	-	47,209	5,220	-	-	-	52,429
Voluntary retirement program	958	9,857	-	-	10,815	13,493	-	-	-	24,308
Concession contracts	22,353	(1,292)	-	-	21,061	(1,292)	-	-	-	19,769
Others	160,340	(3,850)	(6,828)	-	149,662	1,457	1,062	5,905	-	158,086
	2,068,337	189,724	(81,971)	92,190	2,268,280	(3,955)	(146,943)	17,116	(93,881)	2,040,617
(-) Noncurrent liabilities
Concession contracts	711,831	188,674	-	-	900,505	808,372	94,221	-	-	1,803,098
Deemed cost of property, plant and equipment	381,209	(30,718)	-	-	350,491	(23,994)	-	-	-	326,497
Derivative financial instruments	70,945	46,737	-	-	117,682	(12,178)	-	-	-	105,504
Accelerated depreciation	50,322	25,633	-	-	75,955	26,369	-	-	-	102,324
Escrow deposits monetary variation	61,145	1,787	(1,205)	-	61,727	3,392	-	-	-	65,119
Transaction cost on borrowings and debentures	32,108	(6,867)	(2,038)	-	23,203	4,833	-	-	-	28,036
Others	42,577	(10,626)	-	-	31,951	(20,343)	-	-	-	11,608
	1,350,137	214,620	(3,243)	-	1,561,514	786,451	94,221	-	-	2,442,186
Net	718,200	(24,896)	(78,728)	92,190	706,766	(790,406)	(241,164)	17,116	(93,881)	(401,569)
Assets presented in the Statement of Financial Position	1,011,866				1,191,104					963,259
Liabilities presented in the Statement of Financial Position	(293,666)				(484,338)					(1,364,828)
(a) R$148,005 recognized in the Discontinued operation and R$94,221 related to the effects of the first consolidation of Vilas (Note 1.2).
(b) R$17,116 related to the reclassification to Assets classified as held for sale (Note 41).

13.1.1	Projection for realization of deferred income tax and social contribution:

The projection of deferred tax credits realization recorded in noncurrent assets and liabilities is based on the realization period of each item of deferred assets and liabilities and tax losses, also based on projections of future results. These projections were evaluated by the Supervisory Board and approved by the Board of Directors on April 27, 2022.

The criteria used for the realization of each item are related to the predictability of realization of the main value that gave rise to the temporary difference. When the expectation of realization of the item is difficult to predict, mainly because it is not under the control of the Company, such as provisions for litigation, the Company adopts history of realization to project its future realization. The realization of the amounts of income tax and social contribution losses follow the potential compensation considering future profits and the limit defined by the legislation.

Following are the items that were the basis for the setup of the main credits, as well as their form of realization:

- Provisions for post-employment benefits: realized as the payments are made to the Fundação Copel or reversed according to new actuarial estimates;

- Provisions for legal claims: realized according to court decisions or by the reversal when the possible risk of the shares is reviewed;

- Impairment of assets: realized through the amortization and/or depreciation of the impaired asset;

- Provisions for R&D and PEE: realized through the expenses incurred in the projects carried out;

- Deemed cost: realized through the amortization and/or depreciation of the valued asset;

- Amounts related to the concession agreement: realized over the term of the agreement;

- Amounts related to tax losses and negative tax basis: recovered by offsetting against future taxable income;

- Other amounts: realized when they meet the deductibility criteria provided for in tax legislation, or upon reversal of the recorded amounts.

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2022	388,826	(161,407)
2023	144,103	(268,255)
2024	145,942	(273,502)
2025	105,389	(194,576)
2026	98,634	(167,543)
2027 to 2029	226,560	(419,476)
2030 to 2031	931,163	(957,427)
	2,040,617	(2,442,186)

13.1.2	Unrecognized tax credits

As of December 31, 2021, Company did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$68,826 (R$131,655, as of December 31, 2020) for not having reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits.

13.2	Other taxes recoverable and other tax obligations

	12.31.2021	12.31.2020
Current assets
Recoverable ICMS (VAT)	111,101	89,942
Recoverable PIS/Pasep and Cofins taxes (a)	1,396,645	1,474,119
Other recoverable taxes	1,118	1,262
	1,508,864	1,565,323
Noncurrent assets
Recoverable ICMS (VAT)	141,951	84,376
Recoverable PIS/Pasep and Cofins taxes (a)	2,967,756	4,421,403
Other recoverable taxes	33,839	33,719
	3,143,546	4,539,498
Current liabilities
ICMS (VAT) payable	290,627	201,138
PIS/Pasep and Cofins payable	42,340	179,133
IRRF on interest on capital	33,592	43,950
Special Tax Regularization Program - Pert	52,168	50,565
Other taxes	22,206	15,822
	440,933	490,608
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	220,108	209,145
Special Tax Regularization Program - Pert	369,526	408,738
Other taxes	5,176	4,600
	594,810	622,483
(a) The balance contains amounts referring Pis and Cofins credit on ICMS (Note 13.2.1)

13.2.1	Pis and Cofins credit on ICMS

Copel Distribuição

On August 12, 2009, Copel DIS filed for writ of mandamus No. 5032406-35.2013.404.7000 with the 3rd Federal Court of Curitiba applying for the granting of an order to stop including ICMS in the PIS and Cofins tax base, as well as to authorize it to proceed with the administrative offsetting of the amounts collected more than due for such social contributions in the last five years.

On June 16, 2020, a final unappealable ruling was handed down by the 2nd Panel of the Federal Regional Court of the 4th Region recognizing Copel DIS’s right to exclude from the PIS and Cofins tax base the full amount of ICMS included in the energy supply and distribution invoices. The ruling also recognized that the limitation period, in this case, is of five years and that, therefore, Copel has the right to recover the amounts that have been paid during the five years preceding the filing of the writ of mandamus until the date of the final unappealable ruling.

Considering the final and unappealable ruling, with a favorable decision for the Company, the entry of economic benefits became virtually certain and, therefore, the asset became realizable. In view of these, Copel DIS recognized the updated tax credit in assets, which will be recovered by offsetting against taxes payable within the statute of limitations period.

Additionally, with the assistance of the opinion of its legal counsel, the Company concluded to record the liability to be refunded to consumers for the last 10 years of the credit, as from the date of the unappealable ruling, considering the current legislation, the statute of limitations period defined in the civil code and the jurisprudence of the courts. The refund of PIS and Cofins credits to consumers awaits the conclusion of discussions with Aneel regarding compensation mechanisms and criteria, based on the effective compensation of tax credits, which began in June 2021 with authorizations from the Federal Revenue of Brazil of the credit originating from Cofins.

On February 09, 2021, Aneel opened a public consultation aimed at discussing how to return tax credits to consumers, as described in Note 30.2. Aneel’s proposal is the return of the amounts through a rebate in the electricity bill in each Tariff Cycle (credits with Federal Revenue of Brazil, plus any judicial deposits already received by the concessionaire/permissionaire), allocated according to its consumer class, with shares being defined for each of them at each billing cycle, so that their participation in monthly billing is taken into account. There was also no manifestation by Aneel regarding the statute of limitations for returning the credit to the consumer.

Also, on February 09, 2021, Aneel published Aneel Dispatch No. 361, establishing that, in exceptional situations, in which there is a possibility of a significant tariff increase, prior to the conclusion of a Public Consultation No. 005/2021, part of the PIS and Cofins credits may be utilized in offsetting the tariff increase, limited to 20% (twenty percent) of the total involved in lawsuits filed by distributors.

Considering Aneel Dispatch nº 361/2021, in tariffs readjusted as of June 24, 2021, by means of Ratifying Resolution No. 2,886, R$702,000 were used as a financial item, reducing consumer tariffs in the next twelve months. However, in the tariff process, the Company expressed the right to claim, if necessary, future tariff adjustments to equalize any financial differences observed between the amounts considered herein and the amounts effectively recovered from tax credits, as well as other rights it deems necessary.

On May 13th, 2021, the Supreme Court concluded the judgment of the opposing motion for clarification filed by the Federal Government in Extraordinary Appeal 574.706/PR, partially granting it in the following terms: (i) relating to ICMS excluded from the calculation basis of PIS/Cofins contributions, prevailed the detached ICMS method; and (ii) modulate the effects of the judgment whose production will take place after March 15, 2017, except for the judicial and administrative actions filed up to the date of the session in which the judgment is delivered. Therefore, the final decision on this matter did not impact the final and unappealable decision in favor of the Company, maintaining the treatment and amounts recorded.

The table below shows the impacts of these records on Copel’s statement of financial position and statement of income:

	12.31.2021	12.31.2020
Tax credit - principal	2,949,943	3,620,118
Tax credit - monetary update	1,405,322	2,035,636
Effect on assets	4,355,265	5,655,754

Pis/Pasep and Cofins to be refunded to consumers	(3,905,398)	(3,805,985)
(-) Transfer to sectorial financial liabilities	578,603	-
Tax liabilities - Pis/Pasep and Cofins payable on financial income	-	(94,657)
Income tax and social contribution	-	(596,738)
Effect on liabilities	(3,326,795)	(4,497,380)

EFFECT ON STATEMENT OF FINANCIAL POSITION	1,028,470	1,158,374

Net operating revenue	-	810,563
Financial income, net of pis and cofins	21,640	944,549
Income tax and social contribution	(7,358)	(596,738)
EFFECT ON THE INCOME STATEMENT	14,282	1,158,374

In addition, as mentioned above, in the Tariff Review process of Copel DIS of 06.24.2021, the amount of R$702,000 was transferred to the Sector Financial Liability account, of which R$578,603 referring to the portion of tax credits to be returned to the consumer and R$123,397 that were recorded in the PIS and Cofins account to be refunded to consumers. Part of this balance has already been amortized and the remainder will be paid up to June 2022, when this tariff cycle ends, as shown in Note 9.2.

Compagas

The balance contains the record resulting from the final and unappealable decision of the lawsuit records in which Compagas discussed the exclusion of ICMS from the PIS and Cofins calculation basis. Due to the favorable ruling, Compagas recorded, on September 2019, the credit right of R$107,453. Part of these credits has already been recovered, so that the adjusted balance at updated balance, on December 31, 2021, is R$75,192 (R$83,716 on December 31, 2020).

13.3	Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2021	12.31.2020	12.31.2019
Income before IRPJ and CSLL	5,118,677	5,119,537	2,846,923
IRPJ and CSLL (34%)	(1,740,350)	(1,740,643)	(967,954)
Tax effects on:
Equity in income	124,547	65,806	36,297
Interest on own capital	226,928	276,808	222,848
Dividends	437	243	192
Non deductible expenses	(25,336)	(17,133)	(15,274)
Tax incentives	43,720	28,572	17,804
Unrecognized income and social contribution tax loss carry-forwards	(29,002)	(39,421)	(48,892)
Setting up and/or offset of income tax and social contribution
losses of prior years	85,723	-	-
Difference between the calculation bases of deemed profit and taxable profit	49,638	121,242	72,175
Others	4,063	19,161	7,143
Current IRPJ and CSLL	(469,226)	(1,260,469)	(416,687)
Deferred IRPJ and CSLL	(790,406)	(24,896)	(258,974)
Effective rate - %	24.6%	25.1%	23.7%